CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Allowance of receivables from customers	$ 91,788	$ 0
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	27,138,201	16,881,957
Lease liabilities, current	3,514,592	2,401,566
Lease liabilities, non-current	$ 3,692,701	$ 3,440,092
Treasury Stock, shares	10,429,305	0
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	1,794,357,434	1,777,218,449
Common stock, shares outstanding (in shares)	1,794,357,434	1,777,218,449
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	337,611,722	337,611,722
Common stock, shares outstanding (in shares)	337,611,722	337,611,722
VIEs
Accrued expenses and other current liabilities	$ 12,345,185	$ 9,267,717
Lease liabilities, current	1,743,537	1,097,916
Lease liabilities, non-current	$ 1,158,044	$ 100,701